Performance Management	Jun. 30, 2026
WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Index and the MSCI EAFE Value Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the MSCI EAFE Index and the MSCI EAFE Value Index, each of which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 7.84%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.15%	4Q/2022
Lowest Return	(23.77)%	1Q/2020

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.15%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Small Cap Index, MSCI EAFE Small Cap Value Index, and the MSCI EAFE Small Cap Local Currency Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the MSCI EAFE Small Cap Index, MSCI EAFE Small Cap Value Index, and the MSCI EAFE Small Cap Local Currency Index, each of which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 8.97%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.69%	2Q/2025
Lowest Return	(29.08)%	1Q/2020

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	14.69%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(29.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WisdomTree International Adaptive Moving Average Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 12, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 12, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Global Alpha Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 8, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 8, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. Adaptive Moving Average Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 12, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 12, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index intended to represent the overall domestic bond market. Performance is also shown for the ICE BofA Merrill Lynch U.S. Corporate Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the ICE BofA Merrill Lynch U.S. Corporate Index, which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was (3.00)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.37%	2Q/2020
Lowest Return	(7.86)%	1Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(3.00%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	9.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(7.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, a broad-based securities market index intended to represent the overall domestic bond market. Performance is also shown for the ICE BofA Merrill Lynch U.S. High Yield Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the ICE BofA Merrill Lynch U.S. High Yield Index, which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was (0.25)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	8.15%	1Q/2019
Lowest Return	(10.41)%	1Q/2020

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund’s performance compares to that of the Index and the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, a broad-based securities market index intended to represent the overall domestic bond market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.25%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	8.15%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(10.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index intended to represent the overall domestic bond market. Performance is also shown for the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index, which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was (0.25)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.73%	2Q/2020
Lowest Return	(3.65)%	1Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.25%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	4.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(3.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite, which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 7.23%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.31%	2Q/2020
Lowest Return	(17.50)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	19.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(17.50%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 22.16%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.45%	2Q/2025
Lowest Return	(13.69)%	3Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	22.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	11.45%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(13.69%)
Lowest Quarterly Return, Date	Sep. 30, 2022
WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 6.18%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.90%	4Q/2022
Lowest Return	(15.17)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	15.90%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(15.17%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WisdomTree Efficient Long/Short U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 22, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 22, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Efficient U.S. Plus International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 19, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 19, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 8, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 8, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree BioRevolution Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500® Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P Biotechnology Select Industry Index and S&P 500® Health Care Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the S&P Biotechnology Select Industry Index and S&P 500® Health Care Index, each of which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 41.93%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.72%	3Q/2025
Lowest Return	(14.53)%	1Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	41.93%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.72%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(14.53%)
Lowest Quarterly Return, Date	Mar. 31, 2022
WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500® Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P 500® Growth Index and S&P 500® Information Technology Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the S&P 500® Growth Index and S&P 500® Information Technology Index, each of which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 15.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	63.84%	2Q/2020
Lowest Return	(31.42)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	15.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	63.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(31.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500® Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P 500® Information Technology Index and S&P 500® Growth Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the S&P 500® Information Technology Index and S&P 500® Growth Index, each of which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 63.96%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.13%	4Q/2023
Lowest Return	(27.87)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	63.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	24.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(27.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500® Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P 500® Information Technology Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Additional Market Index [Text]	Performance is also shown for the S&P 500® Information Technology Index, which more closely represents the investment exposure sought by the Fund.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 50.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	28.85%	2Q/2025
Lowest Return	(25.32)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	50.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	28.85%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(25.32%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WisdomTree Quantum Computing Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 9, 2025, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 9, 2025, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Space Economy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 9, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 9, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree Physical AI, Humanoids, and Drones Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on May 14, 2026, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on May 14, 2026, and, therefore, does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets ex-China Index, a broad-based securities market index intended to represent the overall emerging markets ex-China equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/us.

Effective July 10, 2025, the Index changed its name to the WisdomTree True Emerging Markets Index and revised its methodology. Index performance shown below for periods prior to July 10, 2025 reflects the performance of the Index as constructed and maintained in accordance with its prior methodology. Similarly, Fund performance shown below for periods prior to July 10, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was (4.05)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.91%	2Q/2025
Lowest Return	(6.46)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets ex-China Index, a broad-based securities market index intended to represent the overall emerging markets ex-China equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/us
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(4.05%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	16.91%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(6.46%)
Lowest Quarterly Return, Date	Dec. 31, 2024